Components of Other Comprehensive Loss (Earnings) Relating to Plans (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Other comprehensive loss (earnings):
Net loss (gain)	$ 46,452	$ (71,937)	$ 55,255
Net prior service cost (credit)	(14,766)	1,675
Amortization of net actuarial loss (gain), past service costs and transition amounts	(258)	(1,792)	(58)
Settlements and curtailments		(554)
Foreign exchange translation	402	576	1,535
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, before Tax, Total	$ 31,830	$ (72,032)	$ 56,732